Warrants (Details Narrative) 10-Q - $ / shares	1 Months Ended
	Dec. 31, 2017	Jul. 31, 2017	Mar. 31, 2017	Aug. 19, 2016	Mar. 31, 2016	Mar. 31, 2015
Warrants to purchase common stock	466,667		293,332	7,950,000
Exercise price of warrants	$ 2.19		$ 2.79		$ 3.50	$ 3.70
Warrant outstanding	1,164,422		372,421		2,002,719	1,212,715
Investors [Member]
Warrants to purchase common stock	466,667	333,334
Exercise price of warrants	$ 2.00	$ 2.00
Warrant expiration term	3 years	3 years
Description of exercisability of warrants	The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% or 9.99% of the Company’s common stock	The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% or 9.99% of the Company’s common stock.
Warrant outstanding	1,164,422